12. CALL/PUT OPTION (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Financing expense (income)		$ 0	$ (2,340,164)
Interest not received in cash		(4,099,526)	(3,832,577)
Transferred to Call/Put Options			23,955,576
Fair value of OpCo Debenture			36,419,594
Revaluation increase (decrease), intangible assets other than goodwill	[1]	53,619,465	(4,407,819)
Call/put option	[1]	$ 112,658,740	55,967,351
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Monte Carlo simulation valuation model
Convertible Debenture #1
Gain (Loss) on Foreign Currency Translation			$ (1,027,602)
Call option
Reclassification, Amount		$ 19,547,757
Call/Put Option #1
Sale of Stock, Transaction Date			Jan. 04, 2019
Sale of Stock, Description of Transaction			MichiCann entered into a call/put option agreement (the “Call/Put Option Agreement”) with PharmaCo Inc.
Call/Put Option #2
Sale of Stock, Transaction Date			Jan. 04, 2019
Sale of Stock, Description of Transaction			MichiCann entered a Debenture Purchase Agreement with PharmaCo

[1]	Note 12.